EMPLOYEE RELATED LIABILITIES (Schedule of Components of Net Periodic Benefit Cost Recognized in Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Postretirement Medicare Plan [Member]
Net periodic benefit cost:
Service cost	$ 2	$ 4	$ 5
Defined Benefit Plan, Interest Cost	71	57	52
Amortization of prior service costs	0	0	0
Amortization of net gain	(282)	(157)	(179)
Total net periodic benefit cost	(209)	(96)	(122)
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period	0	0	0
Net gain for the period	(195)	(515)	(23)
Amortization of prior service costs	0	0	0
Amortization of net gain	282	157	179
Total recognized loss (gain) in other comprehensive income	87	(358)	156
Total recognized in net periodic benefit cost (gain) and other comprehensive income	$ (122)	$ (454)	$ 34
Weighted average assumptions used:
Discount rate	5.10%	3.00%	2.80%
Expected return on plan assets
Rate of compensation increases
Assumed health care cost trend rates:
Measurement date	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Postretirement Medicare Plan [Member] | Pre-65 [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year - Medicare Advantage	7.30%	6.00%	6.00%
Health care cost trend rate assumed for current year - Non-Medicare Advantage	7.30%	6.00%	6.00%
Ultimate rate	4.50%	4.50%	4.50%
Year the ultimate rate is reached	2031	2031	2029
Postretirement Medicare Plan [Member] | Post-65 [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year - Medicare Advantage	9.25%	8.50%	6.50%
Health care cost trend rate assumed for current year - Non-Medicare Advantage	8.30%	6.40%	6.50%
Ultimate rate	4.50%	4.50%	4.50%
Year the ultimate rate is reached	2031	2031	2029
Pension Plan [Member]
Net periodic benefit cost:
Defined Benefit Plan, Interest Cost	$ 891	$ 627	$ 575
Expected return on plan assets	(1,034)	(778)	(788)
Expected administrative expenses	200	200	100
Amortization of prior service costs	3	3	3
Amortization of net gain	123	0	27
Total net periodic benefit cost	183	52	(83)
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period	0	0	0
Net gain for the period	346	1,545	(1,038)
Amortization of prior service costs	(3)	(3)	(3)
Amortization of net gain	(123)	(0)	(27)
Total recognized loss (gain) in other comprehensive income	220	1,542	(1,068)
Total recognized in net periodic benefit cost (gain) and other comprehensive income	$ 403	$ 1,594	$ (1,151)
Weighted average assumptions used:
Discount rate	5.10%	2.90%	2.50%
Expected return on plan assets	5.60%	3.10%	3.10%
Rate of compensation increases